SECURITIES AND EXCHANGE COMMISSION
RECEIVED

91-537

APR 28 2005

DIVISION OF MARKET REGULATION

For Internal Use Only [redacted] 05060516	Submit 1 Original And 9 Copies	OMB Approval No.: 3235-0504 Expires 07/31/2001 Estimated average burden per response: 2.00

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product: **American Stock Exchange LLC**
2. Type of Issuer New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): **Options Clearing Corporation**
3. Class of New Derivative Securities Product: **Narrow-based Index Option**
4. Name of Underlying Instrument: **The SPADE Defense Index**
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: **Narrow**
6. Ticker Symbol(s) of New Derivative Product: **DXS**
7. Market of Markets Upon Which Securities Comprising Underlying Instrument Trades: **American Stock Exchange, New York Stock Exchange, and/or traded through the facilities of the National Association of Securities Dealers Automated Quotation System and reported National Market System securities.**
8. Settlement Methodology of New Derivative Securities Product: **Cash settled; opening settlement value based on opening price for listed securities and first reported print.**
9. Position Limits of New Derivative Securities Product (if applicable): **31,500**

PROCESSED
AUG 01 2005
THOMSON FINANCIAL

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: **Michael T. Bickford**

Title: **Senior Vice President, Options**

Telephone Number: **(212) 306-2500**

Manual Signature of Official Responsible for Form:

Date: 4/25/2005

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	April 26, 2005